CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income available for common shareholders	$ 7,608	$ 6,996	$ 7,243
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Provision for loan losses	1,120	3,125	1,896
Provision for depreciation and amortization of premises and equipment	1,412	1,270	1,196
Deferred tax expense	(340)	(1,216)	(905)
Net securities gains	(2,294)	(1,458)	(1,614)
Gains on loans sold	(511)	(469)	(521)
Proceeds from sale of mortgage loans held for sale	28,625	24,402	28,000
Funding of mortgage loans held for sale	(28,065)	(23,985)	(27,499)
Loss on other real estate owned	1,317	948	2,434
Gain on sale of assets	(10)
Amortization of deposit base intangibles		19	75
Amortization of investment security premiums, net of accretion of discounts	3,526	2,094	1,792
Increase in cash surrender value of life insurance contracts	(705)	(717)	(844)
(Increase) decrease in Other assets	741	1,210	(2,857)
Increase (decrease) in Other liabilities	2,647	534	416
Total adjustments	7,463	5,757	1,569
Net cash provided by operating activities	15,071	12,753	8,812
INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	421,346	140,580	108,604
Proceeds from maturities and calls of available-for-sale securities	68,673	106,270	148,965
Proceeds from maturities and calls of held-to-maturity securities	3,430	4,725	7,511
Purchases of investment securities available-for-sale	(521,837)	(323,222)	(288,090)
Net (increase) decrease in loans	(50,846)	38,031	16,072
Proceeds from sale of other real estate owned	1,810	1,683	382
Purchase of life insurance	(786)	(263)	(468)
Purchases of premises and equipment	(2,282)	(2,799)	(3,419)
Net cash used in investing activities	(80,492)	(34,995)	(10,443)
FINANCING ACTIVITIES
Net increase in deposits	76,419	64,604	19,501
Net increase (decrease) in securities sold under agreements to repurchase	721	10,162	(85)
Payments to FHLB borrowings	(7,000)	(7,000)	(10,077)
Repurchase of common stock	(3,400)	(3,011)	(2,566)
Cash dividends paid on common stock	(3,944)	(1,991)	(6,106)
Net cash provided by financing activities	62,796	62,764	667
Increase (decrease) in cash and cash equivalents	(2,625)	40,522	(964)
Cash and cash equivalents at beginning of period	73,021	32,499	33,463
Cash and cash equivalents at end of period	70,396	73,021	32,499
Cash paid during the period for expenses
Interest on deposits and borrowed funds	3,717	5,235	3,617
Income Taxes	860	1,143	956
Loans to facilitate sale	1,774
Real estate acquired in settlement of taxes	$ 1,355	$ 1,375